Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	0.43%	1.92%
Expected volatility	54.00%	66.00%
Expected option life	1 year
Minimum [Member]
Expected option life		4 years 6 months 14 days
Maximum [Member]
Expected option life		5 years